Property and Equipment - Textual (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2008	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment (Textual) [Abstract]
Corporate Campus Sale Proceeds	$ 43.5
Percentage of Net Profit Company is Entitled to Under Sale Agreement	40.00%
Operating Lease Term, Minimum		3
Operating Lease Term, Maximum		15
Rental Income from Subleases		4.7	4.4	4.9
Total Expected Future Minimum Sublease Rental Income		14.9
Number of sale/leaseback transactions		2
Sale/Leaseback Transactions, Future Minimum Payments, 2012		2.7
Sale/Leaseback Transactions, Future Minimum Payments, 2013		2.7
Sale/Leaseback Transactions, Future Minimum Payments, 2014		2.7
Sale/Leaseback Transactions, Future Minimum Payments, 2015		2.7
Sale/Leaseback Transactions, Future Minimum Payments, 2016		2.7
Sale/Leaseback Transactions, Future Minimum Payments, 2017 & Thereafter		$ 19.4